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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08367

Evergreen Municipal Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices)   (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for five of its series, Evergreen California Municipal Bond Fund, Evergreen Connecticut Municipal Bond Fund, Evergreen New Jersey Municipal Bond Fund, Evergreen New York Municipal Bond Fund, and Evergreen Pennsylvania Municipal Bond Fund for the quarter ended December 31, 2007. These five series have a March 31 fiscal year end.

Date of reporting period:	December 31, 2007

Item 1 – Schedule of Investments

EVERGREEN CALIFORNIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

December 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 97.7%
EDUCATION 4.1%
California Dev. Auth. RB, Thomas Jefferson Sch. of Law, Ser. A, 4.875%, 10/01/2035	$500,000	$528,220
California Edl. Facs. Auth. RB, Univ. of Redlands, 5.00%, 06/01/2033	2,715,000	2,778,015
California Edl. Facs. Auth. RRB:
College of Arts & Crafts, 5.75%, 06/01/2025	2,000,000	2,031,420
Santa Clara Univ., 5.00%, 09/01/2023, (Insd. by MBIA)	3,750,000	4,100,663
Stanford Univ., Ser. R, 5.00%, 11/01/2021	2,000,000	2,090,580
San Diego Cnty., CA COP, Univ. of San Diego, 5.25%, 10/01/2028	1,000,000	1,018,630
University of California RRB, Ser. A, 5.00%, 11/01/2025	2,000,000	2,090,980

		14,638,508

GENERAL OBLIGATION – LOCAL 26.9%
Association of Bay Area Govt. GO, Schools of Sacred Heart, Ser. A:
6.15%, 06/01/2015	1,000,000	1,076,580
6.45%, 06/01/2030	2,300,000	2,492,050
Beverly Hills, CA Unified Sch. Dist. Refunding GO, 5.50%, 05/01/2018	990,000	1,137,233
Capistrano, CA Unified Sch. Dist. GO, Ser. C, 5.50%, 08/01/2022	1,215,000	1,300,487
Chaffey, CA Unified High Sch. Dist. GO, Ser. C, 5.375%, 05/01/2023	2,955,000	3,171,631
El Monte, CA City Sch. Dist. GO, Election of 1999 Proj., Ser. C, 5.25%, 05/01/2029	3,980,000	4,405,740
El Monte, CA Unified Sch. Dist. GO, 5.25%, 06/01/2020	5,000,000	5,472,650
Elk Grove, CA Unified Sch. Dist. Spl. Tax Refunding GO, Cmnty. Facs. Dist. Proj., 6.50%, 12/01/2024, (Insd. by AMBAC)	1,500,000	1,883,310
Fontana, CA Unified Sch. Dist. GO, Ser. A:
5.25%, 08/01/2024	4,000,000	4,284,720
5.25%, 08/01/2031	5,000,000	5,266,700
Fresno, CA Unified Sch. Dist. Refunding GO, Ser. A, 6.00%, 08/01/2026	3,000,000	3,348,540
Hartnell, CA Cmnty. College Dist. GO, Election of 2002 Proj., Ser. B:
5.25%, 06/01/2025	2,755,000	2,962,259
5.25%, 06/01/2026	2,900,000	3,111,787
Kaweah Delta, CA Hlth. Care Dist. GO, Election of 2003 Proj., 5.25%, 08/01/2028	5,370,000	5,662,772
Kern, CA High Sch. Dist. GO:
Election of 1990 Proj., Ser. C, 6.25%, 08/01/2012	1,200,000	1,355,388
Election of 2004 Proj., Ser. B:
5.00%, 08/01/2021	1,605,000	1,708,587
5.00%, 08/01/2026	2,225,000	2,329,219
Lodi, CA Unified Sch. Dist. GO:
5.00%, 08/01/2019	2,990,000	3,159,922
5.00%, 08/01/2022	4,195,000	4,395,815
Long Beach, CA Unified Sch. Dist. GO, Election of 1999 Proj., Ser. C, 5.00%, 08/01/2021	2,245,000	2,320,432
Los Angeles, CA GO, Ser. A, 5.00%, 09/01/2018, (Insd. by MBIA)	1,000,000	1,062,710
Los Banos, CA Unified Sch. Dist. GO, Election of 1995 Proj., 5.00%, 08/01/2025	1,005,000	1,044,436
Marina, CA GO, Election of 2002 Proj., 5.25%, 08/01/2035	1,000,000	1,076,380
Mount Diablo, CA Unified Sch. Dist. GO, 5.00%, 08/01/2024	1,000,000	1,044,830
Natomas, CA Unified Sch. Dist. Refunding GO, 5.95%, 09/01/2021	1,000,000	1,170,380
Novato, CA Unified Sch. Dist. GO, Election of 2001 Proj., 5.00%, 08/01/2020	1,300,000	1,400,477
Riverside, CA Cmnty. College Dist. GO, Ser. A, 5.50%, 08/01/2029	20,000	21,493
Riverside, CA Cmnty. College Dist. Refunding GO, 5.00%, 08/01/2021	750,000	796,725
Riverside, CA Unified Sch. Dist. GO, Election of 2001 Proj., Ser. B, 4.25%, 08/01/2021	200,000	201,282
Rowland, CA Unified Sch. Dist. GO, Election of 2000 Proj., Ser. B, 5.25%, 08/01/2023	2,115,000	2,261,316
San Diego, CA GO, Pub. Safety Communications Proj., 6.50%, 07/15/2009	1,525,000	1,592,466
San Diego, CA Unified Sch. Dist. GO, Election of 1998 Proj., Ser. E, 5.25%, 07/01/2017, (Insd. by FSA)	1,500,000	1,649,010
San Jose, CA GO, Parks and Public Safety Proj., 5.00%, 09/01/2021	3,830,000	4,056,583
San Jose, CA Unified Sch. Dist. GO, Ser. A:
5.00%, 08/01/2021	1,745,000	1,844,168
5.00%, 08/01/2022	3,700,000	3,877,119
San Jose-Evergreen, CA Cmnty. College Dist. GO, Ser. A, 5.00%, 09/01/2019, (Insd. by AMBAC)	1,500,000	1,614,195
Sanger, CA Unified Sch. Dist. Refunding GO, 5.60%, 08/01/2023	2,530,000	2,861,025

1

EVERGREEN CALIFORNIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS CONTINUED
GENERAL OBLIGATION – LOCAL continued
Santa Ana, CA Unified Sch. Dist. GO, 5.375%, 08/01/2019	$1,065,000	$1,141,446
Santa Clara, CA Unified Sch. Dist. GO, Election of 1997 Proj., 5.00%, 07/01/2021	1,795,000	1,895,215
Santa Rosa, CA High Sch. Dist. GO, Election of 2002 Proj., 5.00%, 08/01/2019	630,000	668,997
Southwestern Cmnty. College Dist. CA, Refunding GO, 5.00%, 08/01/2025	1,220,000	1,298,116
Upland, CA Unified Sch. Dist. GO, Election of 2000, Ser. B, 5.125%, 08/01/2025	1,000,000	1,056,590
Val Verde, CA Unified Sch. Dist. Refunding GO, 5.25%, 01/01/2025	1,000,000	1,113,070
Vallejo City, CA Unified Sch. Dist. GO, Ser. A, 5.90%, 02/01/2017	1,000,000	1,174,190
Westside, CA Unified Sch. Dist. Refunding GO, Ser. C, 6.00%, 08/01/2014	300,000	346,611
		97,114,652
GENERAL OBLIGATION – STATE 9.3%
California Econ. Recovery GO, Ser. A, 5.00%, 07/01/2017	5,000,000	5,268,650
California GO:
5.00%, 02/01/2032	2,500,000	2,517,675
5.50%, 11/01/2033	4,600,000	4,882,762
California Refunding GO:
5.00%, 05/01/2019	5,000,000	5,243,500
5.00%, 08/01/2022	3,100,000	3,226,139
5.25%, 02/01/2028	6,000,000	6,227,160
5.25%, 02/01/2029	2,000,000	2,065,560
5.25%, 04/01/2034	1,000,000	1,105,700
Puerto Rico GO, Ser. C, 5.25%, 01/01/2015	3,000,000	3,130,170
		33,667,316
HOSPITAL 11.1%
California Hlth. Facs. Fin. RB:
Adventist Hlth. Svcs., Ser. A, 5.00%, 03/01/2033	3,000,000	2,928,450
Kaiser Permanente, Ser. A, 5.25%, 04/01/2039	2,000,000	2,001,160
Stanford Hosp. & Clinics, Ser. A, 5.00%, 11/15/2023	2,000,000	2,024,220
Sutter Hlth. Svcs., Ser. A, 5.25%, 11/15/2046	5,000,000	5,065,500
California Infrastructure EDRB, Kaiser Hosp. Assisted Living, Ser. A, 5.55%, 08/01/2031	3,500,000	3,567,690
California Statewide CDA RB:
Adventist Hlth. Svcs., Ser. A, 5.00%, 03/01/2035	3,000,000	2,973,360
Huntington Mem. Hosp., 5.00%, 07/01/2035	1,700,000	1,645,719
John Muir Hlth. Svcs., Ser. A, 5.00%, 08/15/2020	1,500,000	1,535,790
Kaiser Permanente, Ser. C, 5.25%, 08/01/2031	2,000,000	2,013,640
Valleycare Hlth. Sys., Ser. A, 5.00%, 07/15/2022	1,000,000	917,510
California Statewide CDA RRB:
Mem. Hlth. Svcs., Ser. A, 5.50%, 10/01/2033	2,000,000	2,029,840
Sutter Hlth. Svcs., Ser. A, 5.00%, 11/15/2043	3,000,000	2,973,120
San Bernardino Cnty., CA COP, Med. Ctr. Funding Proj., 5.00%, 08/01/2028	3,500,000	3,529,960
University of California RB, UCLA Med. Ctr., Ser. A:
5.25%, 05/15/2030	465,000	480,782
5.50%, 05/15/2024	370,000	398,239
Upland, CA RRB, San Antonio Cmnty. Hosp., 5.00%, 01/01/2018	2,745,000	2,745,796
West Contra, CA Hlth. Care Dist. COP, 5.50%, 07/01/2029	3,000,000	3,165,720
		39,996,496
HOUSING 4.4%
California Dept. of Veteran Affairs RB, Home Purchase Program, Ser. A, 5.35%, 12/01/2027	2,000,000	2,091,780
California Dept. of Veteran Affairs RRB, Home Purchase Program, Ser. A:
4.40%, 12/01/2021	320,000	316,186
4.85%, 12/01/2022	2,450,000	2,453,773
California HFA MHRB, Ser. B, 6.05%, 08/01/2016, (Insd. by AMBAC & FHA)	1,330,000	1,358,794
California Statewide CDA MHRRB:
Ser. A, 5.05%, 01/20/2041	4,000,000	3,808,800
Ser. B, 5.20%, 12/01/2029	2,500,000	2,543,100
Los Angeles, CA MHRRB, Ser. A, 4.875%, 08/15/2027	1,200,000	1,212,336
Los Angeles, CA RB, Sonnenblick-Del Rio Dev., Inc., 6.00%, 11/01/2019	2,000,000	2,154,020
		15,938,789

2

EVERGREEN CALIFORNIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 3.3%
California Infrastructure & EDRB:
David Gladstone Institute Proj., 5.25%, 10/01/2034	$3,000,000	$3,024,810
Infrastructure Revolving Fund, 5.00%, 10/01/2020	175,000	184,828
California Infrastructure & EDRRB:
Salvation Army, 5.00%, 09/01/2024	2,520,000	2,644,488
Scripps Institute Proj., Ser. A, 5.00%, 07/01/2029	2,500,000	2,566,025
YMCA Metro. Los Angeles Proj., 5.25%, 02/01/2026	2,000,000	2,110,380
Chula Vista, CA IDRB, San Diego Gas, 5.00%, 12/01/2027	1,500,000	1,492,455

		12,022,986

LEASE 2.7%
Beverly Hills, CA Pub. Fin. Auth. Lease RRB, Capital Impt. Proj., 4.25%, 06/01/2021	300,000	298,473
California Dev. Auth. COP, Crossroads Sch. for Arts & Sciences, 6.00%, 08/01/2028	1,760,000	1,787,755
Modesto, CA Dist. Funding Auth. COP, Ser. B, 5.30%, 07/01/2022	2,470,000	2,495,120
Torrance, CA COP, Pub. Impt. Proj.:
Ser. A, 5.00%, 06/01/2034	1,310,000	1,331,209
Ser. B, 5.25%, 06/01/2034	3,690,000	3,812,692

		9,725,249

MISCELLANEOUS REVENUE 6.7%
Alameda Corridor Trans. Auth. RRB, Sr. Disc. Note, Step Bond, Ser. A, 0.00%, 10/01/2021 †	3,000,000	2,561,760
California CDA RB:
California Endowment, 5.00%, 07/01/2033	3,000,000	3,095,970
Salk Institute of Biology, 5.25%, 07/01/2020	1,540,000	1,666,788
California Pub. Works Dept. Board Lease RB:
Butterfield Street, Ser. A, 5.25%, 06/01/2024	2,400,000	2,497,008
Dept. of Corrections, Ser. C, 5.50%, 06/01/2023	1,000,000	1,076,730
Dept. of Mental Hlth., Ser. A, 5.125%, 06/01/2029	2,000,000	2,025,540
Commonwealth of Puerto Rico Infrastructure Funding Auth. RB:
Ser. A, 5.50%, 10/01/2032	1,000,000	1,056,170
Ser. B, 5.00%, 07/01/2023	2,000,000	2,006,880
Los Angeles, CA Cmnty. Redev. Agcy. RRB, Bunker Hill Proj., Ser. A, 5.00%, 12/01/2022	1,385,000	1,442,422
Oakland, CA Bldg. Auth. RB, Elihu M. Harris Proj., Ser. A, 5.00%, 04/01/2023	2,330,000	2,360,313
San Mateo Cnty., CA Joint Powers Funding Auth. RRB, Ser. A, 5.125%, 07/15/2032	2,145,000	2,181,916
Santa Margarita, CA Dana Point Auth. RRB, Ser. B, 7.25%, 08/01/2013	2,000,000	2,383,460

		24,354,957

PORT AUTHORITY 1.0%
Long Beach, CA Harbor RB, Ser. A, 5.75%, 05/15/2013, (Insd. by MBIA)	400,000	424,172
Long Beach, CA Harbor RRB, Ser. A, 6.00%, 05/15/2011, (Insd. by FGIC)	450,000	483,291
Los Angeles, CA Harbor RB, 7.60%, 10/01/2018	115,000	140,288
Los Angeles, CA Harbor RRB:
Ser. A, 5.00%, 08/01/2020, (Insd. by MBIA)	1,940,000	2,094,715
Ser. B, 5.00%, 08/01/2020, (Insd. by MBIA)	275,000	296,931
Ser. C, 5.00%, 08/01/2025, (Insd. by FGIC)	300,000	314,571

		3,753,968

PRE-REFUNDED 4.2%
Pacifica, CA RB, Pub. Impt. Proj., 5.875%, 11/01/2029	1,105,000	1,167,211
Puerto Rico Pub. Bldgs. Auth. RB, Ser. D, 5.375%, 07/01/2033	3,300,000	3,569,841
Riverside, CA Cmnty. College Dist. GO, Ser. A, 5.50%, 08/01/2029	1,980,000	2,228,332
San Diego Cnty., CA RRB, Edgemoor Proj., 5.00%, 02/01/2029	4,070,000	4,150,057
San Francisco, CA RB, San Bruno Jail Proj. No. 3, 5.25%, 10/01/2033	4,000,000	4,120,600

		15,236,041

3

EVERGREEN CALIFORNIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
RESOURCE RECOVERY 2.8%
California PCRB, Solid Waste Disposal Mgmt., Inc. Proj.:
Ser. A-2, 5.40%, 04/01/2025	$2,000,000	$1,966,780
Ser. B, 5.00%, 07/01/2027	2,000,000	1,848,660
California PCRRB, Solid Waste Disposal Mgmt., Inc. Proj., Ser. A, 5.00%, 01/01/2022	6,435,000	6,208,874

		10,024,314

SALES TAX 0.9%
San Francisco, CA Bay Area Rapid Trans. Dist. Sales Tax RRB, Ser. A, 5.00%, 07/01/2034	3,000,000	3,109,080

SPECIAL TAX 4.8%
Elk Grove, CA Fin. Auth. RRB, 4.125%, 09/01/2020	1,000,000	973,460
Elk Grove, CA Spl. Tax Cmnty. Facs. RB, 5.25%, 09/01/2037	1,000,000	866,890
La Quinta, CA Funding Auth. RRB, Ser. A, 5.25%, 09/01/2024	5,000,000	5,344,950
La Quinta, CA Redev. Agcy. RB, Tax Proj., 5.00%, 09/01/2021	1,000,000	1,060,610
Long Beach, CA Fin. Auth. RRB, Hsg. & Gas Util. Funding, Ser. A-1, 5.00%, 08/01/2030	8,855,000	9,045,117

		17,291,027

TOBACCO REVENUE 1.3%
Golden State Tobacco Securitization Corp. of California Tobacco Settlement RRB, Ser. A, 5.75%, 06/01/2047	5,000,000	4,690,350

TRANSPORTATION 5.0%
Bay Area Toll Auth. of California Toll & Bridge RB, Ser. F, 5.00%, 04/01/2021, (Insd. by AMBAC)	1,250,000	1,336,125
Bay Area Toll Auth. of California Toll & Bridge RRB, Ser. F, 5.00%, 04/01/2031	3,000,000	3,131,640
California Foothill/Eastern Trans. Corridor Agcy. RB, Sr. Disc. Note, Step Bond:
0.00%, 01/15/2020, (Insd. by MBIA) †	3,000,000	3,061,950
0.00%, 01/15/2023, (Insd. by MBIA) †	3,000,000	3,036,000
California Foothill/Eastern Trans. Corridor Agcy. RRB, 5.75%, 01/15/2040	7,345,000	7,307,467

		17,873,182

UTILITY 2.1%
Northern California Pub. Power Agcy. RB, 7.50%, 07/01/2023	50,000	66,267
Pasadena, CA Elec. RB, 5.00%, 06/01/2019	4,625,000	4,885,156
Sacramento, CA Muni. Util. Dist. Elec. RB, Ser. K, 5.75%, 07/01/2018	2,350,000	2,723,838

		7,675,261

WATER & SEWER 7.1%
California Dept. of Water RRB, Central Valley Proj.:
Ser. AC, 5.00%, 12/01/2027	1,000,000	1,036,010
Ser. W, 5.125%, 12/01/2029	2,000,000	2,087,440
Castaic Lake, CA Water Agcy. RB, Ser. C, 5.00%, 08/01/2036	2,000,000	2,039,060
East Bay, CA Muni. Util. Water Sys. RRB, 5.00%, 06/01/2026, (Insd. by MBIA)	3,000,000	3,184,380
Los Angeles, CA Dept. of Water & Power RB, Ser. A-1, 5.00%, 07/01/2035, (Insd. by FSA)	2,500,000	2,598,175
Los Angeles, CA Dept. of Water & Power RRB, Ser. A, 5.125%, 07/01/2041	6,500,000	6,638,645
Metropolitan Water Dist. of Southern California RB:
Ser. B-3, 5.00%, 10/01/2029	2,500,000	2,599,925
Ser. B-4, 4.50%, 10/01/2031	2,000,000	1,988,320
Olivenhain, CA Muni. Water Dist. of California RB, 5.00%, 09/02/2027	2,000,000	2,103,220
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RRB, 5.00%, 12/01/2027, (Insd. by AMBAC)	1,250,000	1,288,275

		25,563,450

Total Municipal Obligations (cost $344,201,772)		352,675,626

4

EVERGREEN CALIFORNIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 1.4%
MUTUAL FUND SHARES 1.4%
Evergreen California Municipal Money Market Fund, Class I, 3.09% q ø (cost $5,077,072)	5,077,072	$5,077,072

Total Investments (cost $349,278,844) 99.1%		357,752,698
Other Assets and Liabilities 0.9%		3,257,532

Net Assets 100.0%		$361,010,230

†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDRB	Economic Development Revenue Bond
EDRRB	Economic Development Refunding Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDRB	Industrial Development Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond

The following table shows the percent of total investments by geographic location as of December 31, 2007:

California	95.9%
Puerto Rico	2.7%
Non-state specific	1.4%

100.0%

On December 31, 2007, the aggregate cost of securities for federal income tax purposes was $349,284,292. The gross unrealized appreciation and depreciation on securities based on tax cost was $10,934,197 and $2,465,791, respectively, with a net unrealized appreciation of $8,468,406.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

5

EVERGREEN CONNECTICUT MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

December 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 97.0%
COMMUNITY DEVELOPMENT DISTRICT 4.6%
Connecticut Dev. Auth. RB:
Alzheimers Ctr., Inc. Proj., 5.40%, 08/15/2021	$1,000,000	$929,670
Elim Park Baptist Home Proj., 5.75%, 12/01/2023	750,000	772,283
Mary Wade Home, Ser. A:
5.70%, 12/01/2008	100,000	101,475
6.375%, 12/01/2018	1,000,000	1,061,230

		2,864,658

EDUCATION 7.4%
Connecticut Hlth. & Edl. Facs. Auth. RB:
Eastern Connecticut Hlth. Network, Ser. A, 6.375%, 07/01/2016	60,000	65,157
Ser. A, 6.375%, 07/01/2016	900,000	959,193
Univ. of Hartford, Ser. G, 5.25%, 07/01/2026	1,000,000	1,014,370
Westover Sch., Ser. A, 6.00%, 07/01/2017	1,505,000	1,622,390
Connecticut Hlth. & Edl. Hosp. For Spl. Care RB, Ser. C, 5.25%, 07/01/2018	915,000	948,590

		4,609,700

ELECTRIC REVENUE 4.3%
Connecticut Dev. Auth. PCRB, Light & Power Facs., 5.85%, 09/01/2028	1,000,000	1,022,740
Puerto Rico Elec. Power Auth. RB, Ser. NN, 5.50%, 07/01/2018	1,500,000	1,663,155

		2,685,895

GENERAL OBLIGATION – LOCAL 10.1%
Bridgeport, CT GO:
Ser. A, 5.25%, 09/15/2022	1,000,000	1,101,480
Ser. B, 5.00%,12/01/2018	1,500,000	1,636,320
Hartford, CT GO, 5.00%, 07/15/2022	1,300,000	1,392,261
Milford, CT GO, 5.20%, 01/15/2013	500,000	542,290
New Haven, CT GO:
ETM, Ser. C, 5.00%, 11/01/2019, (Insd. by MBIA)	5,000	5,365
Ser. C, 5.00%, 11/01/2019, (Insd. by MBIA)	995,000	1,059,038
Plainville, CT GO, 5.00%, 12/01/2017	500,000	532,895

		6,269,649

GENERAL OBLIGATION – STATE 10.7%
Commonwealth of Puerto Rico GO, 6.50%, 07/01/2014, (Insd. by MBIA)	2,000,000	2,319,660
Connecticut GO:
Ser. C, 5.00%, 06/01/2022	2,000,000	2,141,660
Ser. E, 5.125%, 11/15/2015	1,000,000	1,064,290
Ser. F, 5.25%, 10/15/2021	1,000,000	1,102,720

		6,628,330

HOSPITAL 9.1%
Connecticut Hlth. & Edl. Facs. Auth. RB:
Children’s Med. Ctr., Ser. B, 5.00%, 07/01/2021	1,000,000	1,059,540
St. Francis Hosp. & Med. Ctr., Ser. D, 5.375%, 07/01/2013	1,000,000	1,052,660
Stamford Hosp., Ser. F, 5.25%, 07/01/2011	1,000,000	1,009,540
William W. Backus Hosp., Ser. G:
5.00%, 07/01/2023	1,000,000	1,042,520
5.00%, 07/01/2035	1,000,000	1,014,990
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj., 6.00%, 11/15/2025	500,000	504,950

		5,684,200

1

EVERGREEN CONNECTICUT MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 14.5%
Connecticut HFA RB:
Group Home Mtge., Ser. 5, 5.70%, 06/15/2020, (Insd. by AMBAC)	$315,000	$329,868
Hsg. Mtge. Program, Ser. A-2, 5.05%, 11/15/2022	1,000,000	1,010,010
Mtge. Fin. Program:
Ser. D-1, 5.75%, 11/15/2017	550,000	566,638
Ser. E-2, 4.75%, 11/15/2018	2,000,000	2,011,660
Ser. F-1, 5.05%, 11/15/2021	995,000	1,003,915
Ser. G-2, 4.55%, 11/15/2018	500,000	497,435
Next Steps, Ser. 7, 5.00%, 06/15/2019	1,390,000	1,508,775
Spl. Needs Mtge., Ser. 2, 5.25%, 06/15/2022	2,000,000	2,062,040

		8,990,341

INDUSTRIAL DEVELOPMENT REVENUE 5.3%
Eastern Connecticut Resource Recovery Auth. Solid Waste RB, Wheelabrator Lisbon, Inc. Proj., Ser. A, 5.50%, 01/01/2014	1,000,000	1,000,120
Gaston Cnty., NC Indl. Facs. & Pollution Ctl. Fin. Auth. RB, Natl. Gypsum Co. Proj., 5.75%, 08/01/2035	500,000	470,300
Mission, TX Econ. Dev. Corp. Solid Waste Disposal RB, Allied Waste, Inc. Proj., Ser. A, 5.20%, 04/01/2018	1,000,000	908,810
Virgin Islands Pub. Fin. Auth. Refinery Facs. RB, Hovensa Refinery Proj., 4.70%, 07/01/2022	1,000,000	890,060

		3,269,290

MISCELLANEOUS REVENUE 3.5%
Connecticut Revolving Fund RB, Ser. A, 5.00%, 07/01/2020	1,320,000	1,427,171
Mashantucket Western Pequot Tribe RB, Sub. Ser. A, 5.50%, 09/01/2036 144A	500,000	465,295
Virgin Islands Pub. Fin. Auth. RB, Ser. A, 5.25%, 10/01/2021	250,000	254,815

		2,147,281

PRE-REFUNDED 1.8%
Medical Univ. of South Carolina Hosp. Auth. Facs. RRB, Ser. A, 6.00%, 08/15/2013	1,000,000	1,114,830

SPECIAL TAX 11.4%
Connecticut Spl. Tax Obl. RB, Trans. Infrastructure:
Ser. A, 5.00%, 07/01/2023	500,000	526,495
Ser. B, 6.50%, 10/01/2010	3,905,000	4,243,563
Georgetown, CT Spl. Taxing Dist. GO, Ser. A, 5.125%, 10/01/2036	1,500,000	1,282,950
Horry Cnty., SC Hospitality Fee RB, 6.00%, 04/01/2013	1,000,000	1,059,250

		7,112,258

STUDENT LOAN 0.7%
Connecticut Higher Ed. Loan Auth. RB, Family Ed. Loan Program, Ser. A, 5.375%, 11/15/2008	415,000	416,544

TRANSPORTATION 6.9%
Commonwealth of Puerto Rico Hwy. & Trans. Auth. RB, Ser. J, 5.00%, 07/01/2019	2,000,000	2,146,600
Hartford, CT Parking Sys. RB, Ser. A, 6.40%, 07/01/2020	2,000,000	2,153,100

		4,299,700

UTILITY 1.7%
Puerto Rico Elec. Power Auth. RB, Ser. PP, 5.00%, 07/01/2022	1,000,000	1,063,820

WATER & SEWER 5.0%
Connecticut Dev. Auth. RB, Aquarion Water Co. Proj., 5.00%, 07/01/2038	1,000,000	968,090
South Central Connecticut Regl. Water Auth. RB:
5.00%, 08/01/2024	1,000,000	1,050,840
5.25%, 08/01/2014	1,000,000	1,078,310

		3,097,240

Total Municipal Obligations (cost $58,943,556)		60,253,736

2

EVERGREEN CONNECTICUT MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 1.7%
MUTUAL FUND SHARES 1.7%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.38% q ø (cost $1,023,572)	1,023,572	$1,023,572

Total Investments (cost $59,967,128) 98.7%		61,277,308
Other Assets and Liabilities 1.3%		837,725

Net Assets 100.0%		$62,115,033

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
ETM	Escrow to Maturity
GO	General Obligation
HFA	Housing Finance Authority
MBIA	Municipal Bond Investors Assurance Corp.
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond

The following table shows the percent of total investments by geographic location as of December 31, 2007:

Connecticut	77.3%
Puerto Rico	11.7%
South Carolina	3.5%
Virgin Islands	1.9%
Texas	1.5%
Minnesota	0.8%
North Carolina	0.8%
Delaware	0.8%
Non-state specific	1.7%

100.0%

On December 31, 2007 the aggregate cost of securities for federal income tax purposes was $59,967,128. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,994,237 and $684,057, respectively, with a net unrealized appreciation of $1,310,180.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

3

EVERGREEN NEW JERSEY MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

December 31, 2007 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.8%
AIRPORT 3.2%
Port Auth. of New York & New Jersey Spl. Obl. RB, JFK Intl. Arpt. Terminal 6:
5.75%, 12/01/2025, (Insd. by MBIA)	$5,000,000	$5,006,750
5.90%, 12/01/2017, (Insd. by MBIA)	2,000,000	2,042,980

		7,049,730

CONTINUING CARE RETIREMENT COMMUNITY 4.6%
Burlington Cnty., NJ Bridge Commission EDRB, The Evergreens Proj., 5.625%, 01/01/2038	5,000,000	4,610,550
New Jersey EDA RB:
First Mtge. of Reformed Church, 5.375%, 12/01/2018	1,150,000	1,166,502
Franciscan Oaks Proj., 5.70%, 10/01/2017	3,000,000	3,006,600
Seabrook Vlg., Inc. Facs., 5.25%, 11/15/2026	1,750,000	1,558,410

		10,342,062

EDUCATION 7.3%
Mercer Cnty., NJ Impt. Auth. RB Sch. Dist. Proj.:
5.25%, 01/15/2021	1,320,000	1,403,886
5.25%, 01/15/2022	1,000,000	1,060,730
Mercer Cnty., NJ Impt. Auth. RRB, Spl. Svcs. Sch. Dist., Ser. A, 5.95%, 12/15/2012	500,000	555,520
New Jersey Edl. Facs. Auth. RB:
Higher Ed. Capital Impt., Ser. A, 5.25%, 09/01/2018, (Insd. by AMBAC)	3,895,000	4,234,878
Kean Univ., Ser. D:
5.25%, 07/01/2019	1,000,000	1,097,350
5.25%, 07/01/2020	1,000,000	1,097,350
New Jersey Edl. Facs. Auth. RRB, Georgian Ct. Univ., Ser. D:
5.00%, 07/01/2033	1,000,000	930,590
5.25%, 07/01/2027	500,000	496,385
New Jersey EDRB, Sch. Facs. Construction Proj., Ser. O, 5.25%, 03/01/2022	5,000,000	5,392,300

		16,268,989

ELECTRIC REVENUE 4.8%
Puerto Rico Elec. Power Auth. RB, Ser. RR, 5.00%, 07/01/2022	10,000,000	10,638,200

GENERAL OBLIGATION – LOCAL 0.8%
Jersey City, NJ Refunding GO, Ser. A, 5.30%, 10/01/2009, (Insd. by AMBAC)	250,000	252,933
Lakewood Township, NJ GO, Sch. Dist., 6.25%, 02/15/2012, (Insd. by AMBAC)	400,000	445,732
Millburn Township, NJ GO, Board of Ed., 5.35%, 07/15/2011	960,000	1,031,856
Washington Township, NJ GO, Warren Cnty., Board of Ed., 7.50%, 04/15/2009	130,000	137,112

		1,867,633

GENERAL OBLIGATION – STATE 5.0%
Commonwealth of Puerto Rico GO, 6.50%, 07/01/2008, (Insd. by MBIA)	1,115,000	1,134,724
New Jersey GO:
Ser. E, 6.00%, 07/15/2009	6,500,000	6,785,025
Ser. F, 5.50%, 08/01/2011	3,000,000	3,234,930

		11,154,679

HOSPITAL 14.2%
Camden Cnty., NJ Impt. Auth. Hlth. Care RB:
Cooper Hlth. Sys. Obl. Group A, 5.25%, 02/15/2020	5,000,000	4,942,350
Cooper Hlth. Sys. Obl. Group B, 5.25%, 02/15/2027	2,500,000	2,350,450
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Carroll Cnty. Gen. Hosp., 5.75%, 07/01/2022	500,000	512,315
New Jersey Hlth. Care Facs. Fin. Auth. RB:
Burdette Tomlin Mem. Hosp., 5.60%, 07/01/2019	3,825,000	3,915,270
Jersey City Med. Ctr., 4.80%, 08/01/2021, (Insd. by AMBAC & FHA)	705,000	709,152
Meridian Hlth. Sys. Obl. Group:
5.50%, 07/01/2010, (Insd. by FSA)	3,750,000	3,910,538
5.625%, 07/01/2011, (Insd. by FSA)	6,235,000	6,516,074
St. Joseph’s Hosp. & Med. Ctr., Ser. A, 5.70%, 07/01/2011	1,000,000	1,011,530

1

EVERGREEN NEW JERSEY MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
New Jersey Hlth. Care Facs. Fin. Auth. RRB:
Atlantic City Med. Ctr., 6.00%, 07/01/2012	$3,000,000	$3,211,140
Atlantic Hlth. Sys. Hosp. Corp., Ser. A, 6.00%, 07/01/2011, (Insd. by AMBAC)	1,345,000	1,470,623
Pennsylvania Higher Edl. Facs. Auth. RB, Univ. of Pennsylvania Med. Ctr. Hlth. Sys., Ser. A, 6.00%, 01/15/2022	2,900,000	3,110,743

		31,660,185

HOUSING 6.9%
New Jersey Hsg. & Mtge. Fin. Agcy. MHRB:
Ser. A, 5.40%, 11/01/2017, (Insd. by AMBAC)	1,275,000	1,295,375
Ser. B, 6.05%, 11/01/2017, (Insd. by FSA)	815,000	845,155
Ser. E-1:
5.35%, 11/01/2013, (Insd. by FSA)	2,710,000	2,784,633
5.45%, 11/01/2014, (Insd. by FSA)	900,000	924,264
5.70%, 05/01/2020, (Insd. by FSA)	200,000	206,340
Ser. E-2, 5.70%, 11/01/2020, (Insd. by FSA)	340,000	350,734
Ser. F, 5.05%, 11/01/2013, (Insd. by FSA)	1,575,000	1,653,624
New Jersey Hsg. & Mtge. Fin. Agcy. SFHRB, Ser. T:
4.625%, 10/01/2027	5,000,000	4,688,450
5.25%, 10/01/2037	2,455,000	2,575,933

		15,324,508

LEASE 4.6%
Burlington Cnty., NJ Bridge Commission RB, Gtd. Governmental Leasing Program:
5.25%, 08/15/2020	1,000,000	1,086,500
5.25%, 08/15/2021	1,500,000	1,629,750
Essex Cnty., NJ Impt. Auth. Lease RB, Correctional Facs. Proj., 5.75%, 10/01/2012, (Insd. by FGIC)	3,090,000	3,303,241
New Jersey EDA RB:
Dept. of Human Svcs., Ser. A, 5.70%, 07/01/2012	1,790,000	1,905,097
Muni. Loan Pool, 5.25%, 11/15/2018	1,745,000	1,870,134
Performing Arts Ctr. Proj., 5.50%, 06/15/2013, (Insd. by AMBAC)	500,000	505,330

		10,300,052

MISCELLANEOUS REVENUE 4.8%
Commonwealth of Puerto Rico RB, Pub. Bldg. Auth. Govt. Facs., Ser. A, 6.25%, 07/01/2009, (Insd. by AMBAC)	250,000	260,708
Garden State Preservation Trust RB, Ser. A, 5.25%, 11/01/2018	4,085,000	4,504,366
Middlesex Cnty., NJ Impt. Auth. RB, 5.25%, 09/15/2019	1,250,000	1,349,438
New Jersey Env. Infrastructure Trust RRB, Ser. B, 5.00%, 09/01/2019	4,050,000	4,497,484

		10,611,996

PORT AUTHORITY 16.7%
Delaware River & Bay Auth. RB, Ser. A, 5.70%, 01/01/2019, (Insd. by FGIC)	750,000	794,288
Delaware River & Bay Auth. RRB, 5.00%, 01/01/2018, (Insd. by MBIA)	3,750,000	4,018,237
Delaware River Port Auth. of Pennsylvania & New Jersey RB:
5.40%, 01/01/2015, (Insd. by FGIC)	2,500,000	2,500,000
5.40%, 01/01/2016, (Insd. by FGIC)	1,000,000	1,000,000
Port Dist. Proj., Ser. A, 5.50%, 01/01/2017	4,330,000	4,645,614
Port Auth. of New York & New Jersey RB:
126th Street Proj., 5.50%, 11/15/2013, (Insd. by FGIC) ‡	10,000,000	10,731,000
140th Street Proj., 5.00%, 12/01/2034, (Insd. by FGIC)	5,000,000	5,159,350
Ser. 37, 5.50%, 07/15/2019, (Insd. by FSA)	5,000,000	5,361,850
South Jersey Port Corp. RB, Ser. L, 5.25%, 01/01/2013	2,870,000	3,036,460

		37,246,799

PRE-REFUNDED 8.1%
New Jersey Hlth. Care Facs. Fin. Auth. RB:
Bridgeton Hosp. Assn., Ser. B, 6.00%, 07/01/2013	50,000	54,220
Burlington Cnty. Mem. Hosp. Proj., 6.00%, 07/01/2012	50,000	54,153

2

EVERGREEN NEW JERSEY MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
New Jersey Sport & Expo. Auth. Contract RB, Ser. A:
5.75%, 03/01/2010	$4,085,000	$4,308,917
6.00%, 03/01/2015	385,000	408,119
6.00%, 03/01/2015	615,000	649,944
New Jersey Tobacco Settlement Fin. Corp. RB, Ser. 1A, 5.00%, 06/01/2014	5,000,000	5,071,000
New Jersey Trans. Corp. COP, Federal Trans. Admin. Grants, Ser. A, 5.75%, 09/15/2011, (Insd. by AMBAC)	1,150,000	1,201,554
New Jersey Trans. Trust Fund Auth. RRB, Trans. Sys., Ser. B, 6.50%, 06/15/2010, (Insd. by MBIA)	375,000	404,546
New Jersey Turnpike Auth. RRB:
Ser. A, 5.75%, 01/01/2018, (Insd. by MBIA)	2,335,000	2,453,641
Ser. C:
6.50%, 01/01/2016, (Insd. by MBIA)	485,000	558,284
6.50%, 01/01/2016, (Insd. by MBIA)	2,515,000	2,922,430

		18,086,808

SPECIAL TAX 1.4%
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A, 5.50%, 10/01/2013	3,000,000	3,055,800

STUDENT LOAN 0.2%
New Jersey Higher Ed. Facs. RB, Student Loan Program, 5.80%, 06/01/2016, (Insd. by AMBAC)	360,000	363,330

TRANSPORTATION 16.2%
Commonwealth of Puerto Rico Hwy. & Trans. Auth. RB:
Ser. W, 5.50%, 07/01/2015, (Insd. by MBIA)	2,300,000	2,553,092
Ser. Z, 6.00%, 07/01/2018, (Insd. by FSA)	2,000,000	2,342,100
New Jersey EDA RB, Trans. Proj., Ser. A, 5.75%, 05/01/2011, (Insd. by FSA)	1,000,000	1,079,740
New Jersey Trans. Trust Fund Auth. RB, Trans. Sys.:
Ser. A:
5.25%, 12/15/2022	15,000,000	16,682,550
5.625%, 06/15/2013	1,200,000	1,325,748
5.625%, 06/15/2014	1,500,000	1,691,970
5.75%, 06/15/2015	1,300,000	1,491,386
Ser. B:
5.25%, 12/15/2014	6,500,000	7,200,960
6.50%, 06/15/2010, (Insd. by MBIA)	625,000	673,493
New Jersey Turnpike Auth. RB, Ser. A, 5.75%, 01/01/2018	965,000	1,006,968
West Windsor Township, NJ Parking Auth. RB, 6.10%, 12/01/2012	50,000	50,120

		36,098,127

WATER & SEWER 1.0%
Commonwealth of Puerto Rico Aqueduct & Sewer Auth. RB, 6.25%, 07/01/2012, (Insd. by MBIA)	1,000,000	1,111,820
Gloucester Township, NJ Muni. Util. Auth. RB, 5.55%, 03/01/2009, (Insd. by AMBAC)	685,000	695,069
Stony Brook Regl. Sewer Auth. New Jersey RB, Ser. B, 5.45%, 12/01/2012	500,000	526,280

		2,333,169

Total Municipal Obligations (cost $216,012,724)		222,402,067

	Shares	Value

SHORT-TERM INVESTMENTS 1.3%
MUTUAL FUND SHARES 1.3%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.38% q ø (cost $2,938,753)	2,938,753	2,938,753

Total Investments (cost $218,951,477) 101.1%		225,340,820
Other Assets and Liabilities (1.1%)		(2,377,391)

Net Assets 100.0%		$222,963,429

‡	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

3

EVERGREEN NEW JERSEY MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FSA	Financial Security Assurance, Inc.
GO	General Obligation
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total investments by geographic location as of December 31, 2007:

New Jersey	71.5%
New York	12.6%
Puerto Rico	8.0%
Pennsylvania	2.9%
Delaware	2.1%
Virgin Islands	1.4%
Maryland	0.2%
Non-state specific	1.3%

100.0%

At December 31, 2007, the Fund had the following Floating-Rate Notes outstanding:

		Collateral for
Floating-Rate		Floating-Rate
Notes Outstanding	Interest Rate	Notes Outstanding

$5,000,000	1.14%	$10,731,000

On December 31, 2007, the aggregate cost of securities for federal income tax purposes was $218,951,477. The gross unrealized appreciation and depreciation on securities based on tax cost was $7,757,111 and $1,367,768, respectively, with a net unrealized appreciation of $6,389,343.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS 140”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

4

EVERGREEN NEW YORK MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

December 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 96.7%
EDUCATION 5.4%
New York Dorm. Auth. RB, Univ. of Rochester, Ser. A-1, 5.00%, 07/01/2022	$1,000,000	$1,058,680
Troy, NY IDA Civic Facs. RRB, Rensselaer Polytechnic Institute, Ser. A:
5.50%, 09/01/2012	1,145,000	1,241,363
5.50%, 09/01/2013	1,100,000	1,189,133
5.50%, 09/01/2015	620,000	672,372

		4,161,548

GENERAL OBLIGATION – LOCAL 26.2%
Albany Cnty., NY GO, 4.125%, 09/15/2021	2,880,000	2,872,397
Brookhaven, NY Open Space Preservation GO, 4.25%, 11/01/2022, (Insd. by MBIA)	1,000,000	1,011,990
Byram Hills, NY Sch. Dist. Refunding GO, Ser. B, 5.00%, 10/15/2019, (Insd. by MBIA)	1,880,000	2,086,988
Hempstead, NY GO, Ser. A, 5.00%, 03/01/2018	425,000	469,166
Lake Placid, NY Central Sch. Dist. Refunding GO:
5.00%, 06/15/2018, (Insd. by FGIC)	845,000	941,457
5.00%, 06/15/2019, (Insd. by FGIC)	885,000	986,801
Millbrook, NY Central Sch. Dist. GO, 4.25%, 06/01/2019, (Insd. by FSA)	585,000	596,706
New York, NY GO:
Ser. C-1, 5.00%, 08/15/2021	1,000,000	1,037,590
Ser. F-1, 5.00%, 09/01/2017	500,000	533,490
Ser. G:
5.00%, 12/01/2019	250,000	263,115
5.00%, 08/01/2020	1,500,000	1,574,130
5.00%, 12/01/2021	1,000,000	1,043,890
New York, NY Refunding GO, Ser. H, 5.00%, 08/01/2020	300,000	313,845
Onondaga Cnty., NY GO, Ser. A, 5.00%, 07/15/2017	1,460,000	1,570,901
Orange Cnty., NY Refunding GO, Ser. A:
5.00%, 07/15/2019	1,500,000	1,608,825
5.00%, 07/15/2020	500,000	533,640
5.00%, 07/15/2021	250,000	265,962
Oyster Bay, NY Pub. Impt. GO, 4.25%, 08/15/2021, (Insd. by CIFG Svcs., Inc.)	500,000	497,930
Putnam Cnty., NY GO:
4.375%, 01/15/2020	520,000	530,057
4.375%, 01/15/2021	545,000	552,554
Suffolk Cnty., NY GO, Ser. A, 5.00%, 05/01/2016, (Insd. by MBIA)	1,000,000	1,084,090

		20,375,524

GENERAL OBLIGATION – STATE 4.1%
New York GO, Ser. A:
4.50%, 03/15/2019	500,000	517,010
4.50%, 03/15/2020	530,000	544,416
5.00%, 03/01/2019	1,000,000	1,084,690
5.00%, 08/01/2020	1,000,000	1,046,830

		3,192,946

HOSPITAL 0.7%
New York Dorm. Auth. RB, Queens Med. Ctr., 4.05%, 08/15/2014, (Insd. by FHA)	535,000	548,038

HOUSING 10.4%
Battery Park, NY City Auth. RRB, Ser. A, 5.25%, 11/01/2020	1,500,000	1,626,645
New York Dorm. Auth. RB:
Peekskill City Sch. Dist., 4.50%, 10/01/2020	500,000	514,475
Univ. Dorm. Facs.:
Ser. A, 5.00%, 07/01/2019, (Insd. by MBIA)	1,635,000	1,747,177
Ser. C, 5.00%, 07/01/2020, (Insd. by MBIA)	1,725,000	1,833,951
New York Mtge. Agcy. SFHRB:
Ser. A, FRN, 6.25%, 05/15/2038	2,000,000	2,000,000
Ser. 102, 4.70%, 10/01/2016	350,000	359,772

		8,082,020

1

EVERGREEN NEW YORK MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
POWER 3.5%
Long Island, NY Power Auth. Elec. Sys. RB, Ser. E, 5.00%, 12/01/2022	$250,000	$266,270
Long Island, NY Power Auth. Elec. Sys. RRB:
Ser. A, 5.00%, 12/01/2019, (Insd. by FGIC)	1,500,000	1,615,245
Ser. E, 5.00%, 12/01/2022	500,000	526,435
New York Power Auth. RRB, Ser. C, 5.00%, 11/15/2021	300,000	322,482

		2,730,432

SALES TAX 14.3%
Nassau Cnty., NY Interim Fin. Auth. RB, Ser. A, 5.00%, 11/15/2017, (Insd. by AMBAC)	1,425,000	1,534,383
New York Grand Central Dist. Mgmt. Assn. RRB, Business Impt. Proj., 5.00%, 01/01/2018	1,000,000	1,066,050
New York Local Govt. Assistance Corp. RB, Ser. C, 5.50%, 04/01/2017	500,000	557,680
New York Sales Tax Asset Receivable Corp. RRB, Ser. A, 5.00%, 10/15/2020, (Insd. by MBIA)	3,370,000	3,586,321
New York, NY TFA RB, Ser. G, 5.00%, 08/01/2018	2,125,000	2,257,621
New York, NY TFA RRB, Ser. A-1, 5.00%, 11/01/2020	2,000,000	2,132,800

		11,134,855

TRANSPORTATION 20.4%
Metropolitan New York Trans. Auth. RB:
Ser. A, 5.00%, 11/15/2021	550,000	578,534
Ser. B:
5.00%, 11/15/2022	300,000	315,747
5.00%, 11/15/2024	1,000,000	1,039,900
5.00%, 11/15/2025	665,000	689,558
5.25%, 11/15/2018, (Insd. by FGIC)	1,130,000	1,221,021
New York Thruway Auth. RB:
Gen. Hwy. & Bridge, Ser. A, 5.00%, 04/01/2019, (Insd. by MBIA)	4,320,000	4,605,725
Ser. A, 5.00%, 03/15/2018, (Insd. by MBIA)	500,000	541,470
New York Triborough Bridge & Tunnel Auth. RB, Ser. A:
5.00%, 11/15/2021	1,500,000	1,604,100
5.00%, 11/15/2022	625,000	669,738
New York Triborough Bridge & Tunnel Auth. RRB, Ser. B, 5.25%, 11/15/2018	2,065,000	2,213,081
Port Auth. of New York & New Jersey RB:
Ser. 125, 5.00%, 10/15/2019, (Insd. by FSA)	1,000,000	1,061,660
Ser. 131, 5.00%, 12/15/2014	1,000,000	1,061,210
Port Auth. of New York & New Jersey RRB, Ser. 142, 5.00%, 07/15/2021	250,000	264,220

		15,865,964

WATER & SEWER 11.7%
New York Env. Facs. Corp. RB, Clean Drinking Water Proj.:
Ser. A, 5.00%, 06/15/2019	3,000,000	3,243,570
Ser. B, 5.00%, 11/15/2017	1,250,000	1,352,950
New York, NY Muni. Water Fin. Auth. RB, Ser. B, 5.00%, 06/15/2017	4,150,000	4,490,632

		9,087,152

Total Municipal Obligations (cost $73,465,760)		75,178,479

	Shares	Value

SHORT-TERM INVESTMENTS 2.5%
MUTUAL FUND SHARES 2.5%
Evergreen New York Municipal Money Market Fund, Class I, 3.16% q ø (cost $1,958,888)	1,958,888	1,958,888

Total Investments (cost $75,424,648) 99.2%		77,137,367
Other Assets and Liabilities 0.8%		618,810

Net Assets 100.0%		$77,756,177

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

2

EVERGREEN NEW YORK MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IDA	Industrial Development Authority
MBIA	Municipal Bond Investors Assurance Corp.
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
TFA	Transitional Finance Authority

The following table shows the percent of total investments by geographic location as of December 31, 2007:

New York	97.5%
Non-state specific	2.5%

100.0%

On December 31, 2007, the aggregate cost of securities for federal income tax purposes was $75,451,660. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,740,347 and $54,640, respectively, with a net unrealized appreciation of $1,685,707.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

3

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

December 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 98.2%
AIRPORT 3.3%
Allegheny Cnty., PA Arpt. RRB, Pittsburgh Intl. Arpt., Ser. A-1, 5.75%, 01/01/2012	$5,500,000	$5,905,075
Allegheny Cnty., PA Port Auth. Trans. RB:
5.50%, 03/01/2016	2,000,000	2,137,360
5.50%, 03/01/2017	3,750,000	4,007,550
Lehigh & Northampton, PA Arpt. Auth. RB, Ser. A, 6.00%, 05/15/2025	3,000,000	3,119,160
Philadelphia, PA Arpt. Parking Auth. RB, 5.625%, 09/01/2016	3,695,000	3,864,305
Philadelphia, PA IDA Arpt. RB, Philadelphia Arpt. Sys. Proj., Ser. A:
5.50%, 07/01/2016	1,630,000	1,737,612
5.50%, 07/01/2017 ##	1,250,000	1,327,875

		22,098,937

COMMUNITY DEVELOPMENT DISTRICT 0.3%
Henderson, NV Pub. Impt. Dist. RB, 5.25%, 09/01/2026	2,500,000	2,112,125

CONTINUING CARE RETIREMENT COMMUNITY 10.7%
Cumberland Cnty., PA Muni. Auth. RB, Diakon Lutheran Ministries Proj., 5.00%, 01/01/2036	12,000,000	11,067,600
Fulton Cnty., GA Residential Care Facs. RB, First Mtge. Lenbrook Proj., Ser. A, 5.00%, 07/01/2027	3,500,000	2,961,945
Lancaster Cnty., PA Hosp. Auth. RRB, Brethren Vlg. Proj., Ser. A:
5.20%, 07/01/2012 #	2,075,000	2,074,834
6.10%, 07/01/2022 #	2,875,000	2,869,537
6.25%, 07/01/2026 #	2,320,000	2,304,920
Lebanon Cnty., PA Hlth. Facs. Auth. RB, Pleasant View Retirement:
Ser. A:
5.00%, 12/15/2012	1,025,000	1,010,414
5.00%, 12/15/2013	1,075,000	1,055,994
5.00%, 12/15/2014	1,130,000	1,101,490
5.00%, 12/15/2015	1,185,000	1,150,173
5.125%, 12/15/2020	2,650,000	2,494,313
5.30%, 12/15/2026	2,620,000	2,430,129
Ser. B, 4.65%, 12/15/2029	4,625,000	4,553,544
Lees Summit, MO IDA Sr. Living Facs. RB, John Knox Vlg. Obl. Group, Ser. A, 5.125%, 08/15/2026	5,000,000	4,839,450
Maryland Hlth. & Higher Edl. Facs. Auth. RB, King Farm Presbyterian Cmnty. Proj.:
Ser. A, 5.25%, 01/01/2027	1,000,000	892,240
Ser. B, 5.00%, 01/01/2017	1,000,000	985,770
Montgomery Cnty., PA IDA RRB, ACTS Retirement Cmnty., Ser. B:
5.00%, 11/15/2016	1,500,000	1,533,345
5.00%, 11/15/2017	2,360,000	2,400,474
5.00%, 11/15/2022	7,900,000	7,809,782
Peninsula Ports Auth. RRB, Virginia Baptist Homes, Ser. C, 5.375%, 12/01/2026	2,505,000	2,268,002
Pennsylvania EDFA RRB, Colver Proj., Ser. F, 4.625%, 12/01/2018	8,170,000	8,225,719
Pennsylvania EDRB, Dr. Gertrude A. Barber Ctr., 5.90%, 12/01/2030	1,000,000	1,016,560
Prince William Cnty., VA IDA Residential Care Facs. RRB, First Mtge. Westminster Lake, 5.125%, 01/01/2026	2,750,000	2,547,215
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RB, Air Force Vlg. Obl. Group, 5.125%, 05/15/2027	4,500,000	4,346,910

		71,940,360

EDUCATION 15.2%
Allegheny Cnty., PA Higher Ed. Bldg. Auth. RB, Chatham College, Ser. A, 5.375%, 09/01/2028	6,075,000	6,063,214
Bucks Cnty., PA IDA RB, Lane Charter Sch. Proj., Ser. A, 4.875%, 03/15/2027	1,700,000	1,523,693
Charleston, SC Edl. Excellence Fin. Corp. RB, Charleston Cnty. Sch. Dist. Proj., 6.93%, 12/01/2025 ‡	3,230,000	3,350,511
Chester Cnty., PA IDA RB, Avon Grove Charter Sch Proj., Ser. A:
5.65%, 12/15/2017	895,000	893,085
6.25%, 12/15/2027	2,370,000	2,351,230
Delaware Cnty., PA College Auth. RB, Haverford College, 5.75%, 11/15/2025	1,000,000	1,062,610
Gettysburg, PA Muni. Auth. College RB, 5.00%, 08/15/2018	1,000,000	1,019,400
Lancaster, PA Higher Ed. Auth. RB, Franklin & Marshall College, Ser. A, 5.25%, 04/15/2014	1,000,000	1,074,920
Lancaster, SC Edl. Assistance Program RB, Lancaster Cnty. Sch. Dist. Proj., 5.00%, 12/01/2029	1,500,000	1,447,665

1

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Latrobe, PA IDA RB, St. Vincent College Proj.:
5.375%, 05/01/2018	$2,635,000	$2,671,943
5.375%, 05/01/2024	5,600,000	5,620,832
5.60%, 05/01/2021	1,500,000	1,541,325
5.70%, 05/01/2031	1,500,000	1,517,445
Laurens Cnty., SC Sch. Dist. No. 55 Installment Purpose RB:
5.25%, 12/01/2021	2,535,000	2,543,011
5.25%, 12/01/2024	1,190,000	1,172,900
Lehigh Cnty., PA Gen. Purpose Auth. RB, Cedar Crest College:
5.00%, 04/01/2021, (Insd. by Radian Group, Inc.)	2,335,000	2,330,330
5.00%, 04/01/2026, (Insd. by Radian Group, Inc.)	1,000,000	969,650
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RB, Arcadia Univ., 5.00%, 04/01/2036, (Insd. by Radian Group, Inc.)	2,000,000	1,920,940
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RRB, Arcadia Univ., 5.00%, 04/01/2027, (Insd. by Radian Group, Inc.)	6,210,000	6,201,927
Pennsylvania Higher Edl. Facs. Auth. College & Univ. RB, Ursinus College, 5.00%, 01/01/2036, (Insd. by Radian Group, Inc.)	1,500,000	1,401,585
Pennsylvania Higher Edl. Facs. Auth. RB:
Thomas Jefferson Univ.:
5.50%, 01/01/2015	415,000	446,266
5.50%, 01/01/2018	325,000	344,630
Ursinus College:
5.375%, 01/01/2020, (Liq.: Radian Group, Inc.)	3,000,000	3,066,540
5.50%, 01/01/2024, (Liq.: Radian Group, Inc.)	1,000,000	1,022,340
Widener Univ.:
5.00%, 07/15/2026	1,300,000	1,278,381
5.00%, 07/15/2039	5,750,000	5,345,890
5.25%, 07/15/2024	2,000,000	2,021,000
5.40%, 07/15/2036	5,500,000	5,499,835
Pennsylvania Higher Edl. Facs. Auth. RRB:
Assn. of Independent Colleges & Univ., Ser. FF2, 5.00%, 12/15/2024	3,070,000	3,018,608
Lasalle Univ., Ser. A, 5.25%, 05/01/2027	4,000,000	3,970,920
Univ. Properties Student Hsg., 5.00%, 08/01/2035, (Insd. by CIFG Svcs., Inc.)	1,750,000	1,771,858
Pennsylvania Pub. Sch. Bldg. Auth. RB, Harrisburg Area Cmnty. College, 5.25%, 04/01/2024, (Insd. by AMBAC)	2,205,000	2,349,339
Philadelphia, PA IDA RB:
American College of Physicians, 6.00%, 06/15/2030	5,500,000	5,731,165
First Philadelphia Charter, Ser. A:
5.30%, 08/15/2017	1,000,000	1,006,680
5.625%, 08/15/2025	3,540,000	3,479,572
Ser. A, 5.30%, 09/15/2027	5,150,000	4,837,961
Wilkes-Barre, PA Fin. Auth. RRB, Wilkes Univ. Proj.:
5.00%, 03/01/2022	3,315,000	3,284,900
5.00%, 03/01/2027	2,600,000	2,470,026
5.00%, 03/01/2037	5,500,000	4,969,690

		102,593,817

GENERAL OBLIGATION – LOCAL 2.7%
Allegheny Cnty., PA GO, Ser. C-53, 5.50%, 11/01/2015, (Insd. by FGIC)	1,120,000	1,196,026
Athens, PA Sch. Dist. GO:
5.50%, 04/15/2017	2,330,000	2,523,996
5.50%, 04/15/2018	1,000,000	1,083,260
5.50%, 04/15/2019	2,590,000	2,805,643
Loyalsock Township, PA Sch. Dist. GO, 5.375%, 11/01/2017, (Insd. by MBIA)	855,000	917,398
Perkiomen Valley, PA Sch. Dist. GO, 5.50%, 03/01/2017, (Insd. by FSA)	675,000	718,855
Pittsburgh, PA Urban Redev. Auth. GO, Triangle Tax Increment, Ser. A, 6.10%, 05/01/2019	1,090,000	1,133,208
Scranton, PA Sch. Dist. Refunding GO, 5.375%, 04/01/2020	2,855,000	2,949,586
Spring Grove, PA Area Sch. Dist. GO, 5.25%, 04/01/2016	4,690,000	4,889,606

		18,217,578

2

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – STATE 2.2%
Pennsylvania GO, Ser. 2:
6.25%, 07/01/2010	$5,000,000	$5,373,600
6.25%, 07/01/2011	5,060,000	5,567,164
Puerto Rico GO, Ser. D, 7.00%, 07/01/2010, (Insd. by MBIA)	3,950,000	4,284,130

		15,224,894

HOSPITAL 18.2%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Jefferson Regl. Med. Ctr., Ser. A, 5.00%, 05/01/2015	1,950,000	1,990,658
Allegheny Cnty., PA Hosp. Dev. Auth. RRB, Univ. of Pittsburgh Med. Ctr. Hlth. Sys., Ser. B, 5.50%, 12/15/2014, (Insd. by AMBAC)	8,295,000	8,622,818
Berks Cnty., PA Muni. Auth. Hosp. RB, Reading Hosp. & Med. Ctr. Proj., 5.70%, 10/01/2014	2,110,000	2,282,893
Blair Cnty., PA Hosp. Auth. RB, Altoona Hosp. Proj., Ser. A, 5.50%, 07/01/2010	1,000,000	1,020,610
Delaware Hlth. Facs. Auth. RB, Beebe Med. Ctr. Proj., Ser. A, 5.00%, 06/01/2024	1,000,000	936,080
Denver, CO Hlth. & Hosp. Auth. Hlth. Care RRB, Ser. A, 5.00%, 12/01/2019	3,000,000	2,981,250
Erie Cnty., PA Hosp. Auth. RB, Hamot Hlth. Foundation, 5.00%, 11/01/2035, (Insd. by CIFG Svcs., Inc.)	3,500,000	3,513,965
Geisinger, PA Hlth. Sys. Auth. RRB, Pennsylvania State Geisinger Hlth. Sys., Ser. A, 5.50%, 08/15/2010	1,685,000	1,722,289
Lancaster Cnty., PA Hosp. Auth. RRB, Hlth. Sys., Ser. B, 5.00%, 03/15/2022	2,635,000	2,711,204
Lebanon Cnty., PA Hlth. Facs. Auth. Hlth. Ctr. RB, Good Samaritan Hosp. Proj., 5.00%, 11/15/2018	4,000,000	4,005,800
Lehigh Cnty., PA Gen. Purpose Auth. RB, Lehigh Valley Hosp., Inc., Ser. A, 7.00%, 07/01/2016, (Insd. by MBIA)	2,500,000	2,918,525
Lufkin, TX Hlth. Facs. Dev. Corp. Hlth. Sys. RB, Mem. Hlth. Sys. of East Texas, 5.50%, 02/15/2032	1,000,000	979,020
Monroe Cnty., PA Hosp. Auth. RRB, Pocono Med. Ctr.:
5.00%, 01/01/2027	3,530,000	3,323,566
5.125%, 01/01/2037	1,415,000	1,298,362
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. Hosp. RB, Abington Mem. Hosp., Ser. A, 5.00%, 06/01/2022	13,835,000	13,912,614
Mount Lebanon, PA Hosp. Auth. RB, St. Clair Mem. Hosp., Ser. A:
5.50%, 07/01/2022	4,400,000	4,512,596
5.625%, 07/01/2032	1,000,000	1,017,660
Pennsylvania Higher Edl. Facs. Auth. RB:
Allegheny Delaware Valley Obl.:
Ser. A, 5.50%, 11/15/2008	3,000,000	3,045,780
Ser. B, 5.875%, 11/15/2021	3,550,000	3,583,193
Univ. of Pennsylvania Med. Ctr. Hlth. Sys., Ser. A:
6.00%, 01/15/2022	6,850,000	7,347,789
6.25%, 01/15/2017	4,000,000	4,356,480
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB, Jefferson Hlth. Sys., Ser. A:
5.125%, 05/15/2011	3,395,000	3,499,125
5.125%, 05/15/2012	3,555,000	3,657,526
5.125%, 05/15/2018	8,850,000	8,986,821
5.25%, 05/15/2013	3,045,000	3,093,811
5.25%, 05/15/2014	7,390,000	7,638,008
Puerto Rico Indl., Tourist, Edl., Med. & Env. Ctl. Facs. RB, Hosp. Auxilio Mutuo Obl., 6.25%, 07/01/2024, (Insd. by MBIA)	3,250,000	3,273,758
Puerto Rico Pub. Bldgs. Auth. Gtd. Pub. Ed. & Hlth. Facs. RRB, Ser. M, 5.70%, 07/01/2009	1,800,000	1,835,712
South Central Pennsylvania Gen. Auth. Hosp. RB, Hanover Hosp., Inc.:
5.00%, 12/01/2028	1,000,000	961,080
5.00%, 12/01/2029	1,500,000	1,432,650
South Miami, FL Hlth. Facs. Auth. Hosp. RRB, Baptist Hlth. South Florida Group, 5.00%, 08/15/2019	2,700,000	2,821,527
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RRB, Texas Hlth. Resources, Ser. A, 5.00%, 02/15/2024	5,000,000	5,095,100
Washington Cnty., PA Hosp. Auth. RB, Monongahela Valley Hosp. Proj.:
5.50%, 06/01/2017	2,385,000	2,491,276
6.25%, 06/01/2022	1,750,000	1,860,425

		122,729,971

3

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 3.7%
Allegheny Cnty., PA Residential Fin. Auth. SFHRB:
Ser. II-1, 5.80%, 05/01/2021, (Insd. by GNMA)	$650,000	$663,494
Ser. II-2, 5.90%, 11/01/2032, (Insd. by GNMA)	840,000	854,356
Ser. W, 4.95%, 11/01/2037, (Insd. by GNMA)	2,000,000	1,895,520
Pennsylvania Hsg. Fin. Agcy. SFHRB, Ser. 95-A, 4.875%, 10/01/2031	2,650,000	2,515,777
Pennsylvania Hsg. Fin. Agcy. SFHRRB:
Ser. 65-A, 5.20%, 10/01/2018	4,005,000	4,033,556
Ser. 72-A, 5.25%, 04/01/2021	5,250,000	5,316,517
Ser. 97-B, 3.95%, 10/01/2016	1,000,000	1,000,320
Ser. 99-A, 5.20%, 10/01/2027	5,000,000	5,017,000
Philadelphia, PA HFA RB, Ser. A, 5.50%, 12/01/2018, (Insd. by FSA)	2,615,000	2,813,688
Pittsburgh, PA Urban Redev. Auth. Mtge. RB, Ser. A, 5.00%, 10/01/2036, (Insd. by FHLMC, FNMA & GNMA)	895,000	856,801

		24,967,029

INDUSTRIAL DEVELOPMENT REVENUE 5.4%
Bradford Cnty., PA IDA Solid Waste Disposal RRB, Intl. Paper Co. Proj., Ser. A, 4.70%, 03/01/2019	11,000,000	10,147,610
Bucks Cnty., PA IDA RB, Waste Mgmt., Inc. Proj., 4.90%, 12/01/2022, (Gtd. by Waste Mgmt., Inc.)	6,400,000	6,401,536
Mission, TX Econ. Dev. Corp. Solid Waste Disposal RB, Allied Waste, Inc. Proj., Ser. A, 5.20%, 04/01/2018	1,000,000	908,810
Pennsylvania EDFA Solid Waste Disposal RB, Waste Mgmt., Inc. Proj., Ser. A, 4.70%, 11/01/2021	7,500,000	7,413,300
Schuylkill Cnty., PA IDRB, Pine Grove Landfill, Inc., 5.10%, 10/01/2019	3,800,000	3,832,680
Virgin Islands Pub. Fin. Auth. Refinery Facs. RB, Hovensa Refinery Proj., 4.70%, 07/01/2022	2,000,000	1,780,120
Westmoreland Cnty., PA IDRB, Valley Landfill Proj., 5.10%, 05/01/2018	6,000,000	6,054,480

		36,538,536

LEASE 2.0%
Pennsylvania EDFA RB, 30th Street Station Garage Proj.:
5.00%, 06/01/2013, (Insd. by ACA)	2,900,000	2,878,598
5.80%, 06/01/2023, (Insd. by ACA)	3,515,000	3,533,489
Philadelphia, PA IDA Lease RB, Ser. B:
5.50%, 10/01/2014, (Insd. by FSA)	4,000,000	4,362,440
5.50%, 10/01/2019, (Insd. by FSA)	2,225,000	2,426,607

		13,201,134

MISCELLANEOUS REVENUE 7.3%
Dauphin Cnty., PA Gen. Auth. RB, Office & Parking-Riverfront Office Proj., 6.00%, 01/01/2025	4,000,000	3,573,920
Delaware Valley, PA Regl. Fin. Auth. RB:
Ser. A, 5.50%, 08/01/2028, (Insd. by AMBAC)	20,600,000	22,931,920
Ser. B, 5.60%, 07/01/2017, (Insd. by AMBAC)	2,000,000	2,268,620
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj., 5.50%, 10/01/2030, (Insd. by ACA)	1,000,000	943,010
New Morgan, PA Muni. Auth. RB, Cmnwlth. Office Proj., Ser. A, 6.50%, 06/01/2025	2,560,000	2,413,722
Pennsylvania IDA EDRB:
5.50%, 07/01/2018, (Insd. by AMBAC)	8,500,000	9,234,145
5.50%, 07/01/2020, (Insd. by AMBAC)	1,560,000	1,694,737
Philadelphia, PA Redev. Auth. RB, Neighborhood Transformation, Ser. A:
5.50%, 04/15/2016	1,000,000	1,079,780
5.50%, 04/15/2017	1,000,000	1,075,650
5.50%, 04/15/2020	925,000	992,312
5.50%, 04/15/2022	500,000	532,705
Pittsburgh, PA Pub. Parking Auth. RRB, Ser. A, 5.00%, 12/01/2020, (Insd. by FGIC)	2,565,000	2,701,894

		49,442,415

PORT AUTHORITY 0.5%
Delaware River Port Auth. of Pennsylvania & New Jersey RRB, Port Dist. Proj., Ser. A, 5.50%, 01/01/2018, (Insd. by FSA)	3,425,000	3,666,737

4

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED 19.6%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Pittsburgh Mercy Hlth. Sys.:
5.50%, 08/15/2010, (Insd. by AMBAC)	$1,510,000	$1,564,662
5.50%, 08/15/2011, (Insd. by AMBAC)	2,445,000	2,533,509
5.625%, 08/15/2018, (Insd. by AMBAC)	2,000,000	2,159,580
5.625%, 08/15/2026, (Insd. by AMBAC)	4,210,000	4,560,398
Allegheny Cnty., PA Port Auth. Trans. RB, 6.25%, 03/01/2017, (Insd. by MBIA)	5,000,000	5,230,600
Allegheny Cnty., PA Redev. Auth. Tax RB, Waterfront Proj.:
Ser. A, 6.30%, 12/15/2018	2,015,000	2,194,416
Ser. B, 6.40%, 12/15/2018	2,340,000	2,554,882
Allegheny Cnty., PA Sanitation Auth. Sewer RB:
5.50%, 12/01/2030, (Insd. by MBIA)	4,550,000	4,881,877
5.75%, 12/01/2014, (Insd. by MBIA)	2,390,000	2,580,842
Arlington Cnty., VA IDA Facs. RB, Virginia Hosp. Ctr. Arlington Hlth. Sys., 5.50%, 07/01/2018	1,000,000	1,085,920
Arlington Cnty., VA IDA MHRB, Woodbury Park Apts., Ser. B, 6.50%, 07/01/2024	965,000	999,122
Bucks Cnty., PA IDA RB, Pennswood Vlg. Proj., Ser. A:
6.00%, 10/01/2027	1,000,000	1,121,620
6.00%, 10/01/2034	1,400,000	1,570,268
Central Bucks, PA Sch. Dist. GO:
5.50%, 05/15/2017	3,750,000	4,091,175
5.50%, 05/15/2018	2,000,000	2,181,960
5.50%, 05/15/2019	1,500,000	1,636,470
Central York, PA Sch. Dist. GO, 5.50%, 06/01/2016	2,000,000	2,183,700
Dover Township, PA Sewer Auth. RB, 6.25%, 05/01/2012	5,000	5,138
Lancaster Cnty., PA Hosp. Auth. RB, Gen. Hosp. Proj., 5.75%, 03/15/2021	6,560,000	7,367,470
Lexington Cnty., SC Hlth. Svcs. Dist. RRB, 5.50%, 11/01/2032	6,500,000	7,187,440
Medical Univ. of South Carolina Hosp. Auth. Facs. RRB, Ser. A, 6.00%, 08/15/2013	1,605,000	1,789,302
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. Hosp. RB, Catholic Hlth. Sys. East, Ser. C, 5.50%, 11/15/2024	1,565,000	1,752,628
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RB, Philadelphia Geriatric Ctr., Ser. A, 7.25%, 12/01/2024	6,000,000	6,537,360
Neshaminy, PA Water Resources Auth. RB, 5.40%, 03/01/2013	1,005,000	1,050,567
Northampton Cnty., PA Gen. Purpose Auth. RB, Cnty. Agreement:
5.75%, 10/01/2016	1,560,000	1,730,290
5.75%, 10/01/2017	3,270,000	3,626,953
Pennsbury, PA Sch. Dist. GO:
5.50%, 01/15/2016, (Insd. by FGIC)	1,000,000	1,094,230
5.50%, 01/15/2018, (Insd. by FGIC)	1,000,000	1,094,230
Pennsylvania Convention Ctr. Auth. RB, Ser. A, 6.70%, 09/01/2016, (Insd. by FGIC)	8,500,000	9,865,185
Pennsylvania Higher Edl. Facs. Auth. RB:
Capital Acquisition, 6.00%, 12/15/2012, (Insd. by MBIA)	1,610,000	1,739,927
Philadelphia Univ., 6.25%, 06/01/2024	2,400,000	2,573,496
Thomas Jefferson Univ., 5.50%, 01/01/2018	675,000	741,305
Pennsylvania Pub. Sch. Bldg. Auth. RB, Garnet Valley Sch. Dist. Proj.:
5.50%, 02/01/2025	5,000,000	5,342,550
6.00%, 02/01/2017	2,690,000	2,913,512
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB, Chestnut Hill College, 6.00%, 10/01/2029	1,500,000	1,597,620
Philadelphia, PA IDA RB, Girard Estate Coal Mining Proj., 5.25%, 11/15/2009	500,000	500,830
Philadelphia, PA Sch. Dist. GO, Ser. B:
5.625%, 08/01/2018	2,500,000	2,748,625
5.625%, 08/01/2019	1,000,000	1,100,350
Pittsburgh, PA Water & Sewer Sys. RB, First Lien, 5.50%, 12/01/2015, (Insd. by AMBAC)	3,100,000	3,382,069
Pittsburgh, PA Water & Sewer Sys. RRB, 7.25%, 09/01/2014, (Insd. by FGIC)	765,000	868,910
Pottsville, PA Hosp. Auth. RB, Ascension Hlth. Credit, Ser. A, 6.375%, 11/15/2019, (Insd. by AMBAC)	8,245,000	8,824,046
Puerto Rico Tobacco Settlement RB, Children’s Trust Fund, 5.75%, 07/01/2020	1,410,000	1,467,133

5

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
South Central Pennsylvania Gen. Auth. RB, Wellspan Hlth.:
5.375%, 05/15/2028	$7,380,000	$7,962,651
ETM, 5.375%, 05/15/2028	1,620,000	1,716,358
Springfield, PA Sch. Dist. Refunding GO, Delaware Cnty. Impt., 5.50%, 03/15/2018	2,585,000	2,811,782

		132,522,958

RESOURCE RECOVERY 0.7%
Pennsylvania EDFA Resource Recovery RRB, Colver Proj.:
Ser. F, 5.00%, 12/01/2015, (Insd. by AMBAC)	2,500,000	2,664,975
Ser. G, 5.125%, 12/01/2015	2,000,000	1,942,300

		4,607,275

SPECIAL TAX 1.0%
Horry Cnty., SC Hospitality Fee RB, 6.00%, 04/01/2013	705,000	746,771
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A:
5.20%, 10/01/2009	1,000,000	1,019,170
5.50%, 10/01/2013	1,000,000	1,018,600
5.50%, 10/01/2018	500,000	505,665
5.50%, 10/01/2022	1,000,000	1,001,670
5.625%, 10/01/2025	2,250,000	2,250,068

		6,541,944

TRANSPORTATION 2.7%
Pennsylvania Turnpike Commission RB, Ser. A, 5.50%, 12/01/2031, (Insd. by AMBAC)	2,000,000	2,173,500
Pennsylvania Turnpike Commission RRB, Ser. S:
5.50%, 06/01/2015	6,425,000	6,928,977
5.625%, 06/01/2014	3,595,000	3,891,372
5.625%, 06/01/2014, (Insd. by FGIC)	2,485,000	2,689,863
Southeastern Pennsylvania Trans. Auth. RB, Ser. A, 5.25%, 03/01/2014	2,500,000	2,582,200

		18,265,912

WATER & SEWER 2.7%
Allegheny Cnty., PA Sanitation Auth. Sewer RB, 5.50%, 12/01/2030, (Insd. by MBIA)	825,000	869,245
Allegheny Cnty., PA Sanitation Auth. Sewer RRB, 5.375%, 12/01/2018, (Insd. by MBIA)	2,080,000	2,238,101
Delaware Cnty., PA Regl. Water Quality Ctl. Auth. RB, 5.50%, 05/01/2015, (Insd. by FGIC)	2,540,000	2,753,843
Philadelphia, PA Water & Wastewater RB, 6.25%, 08/01/2012, (Insd. by MBIA)	4,000,000	4,488,400
University Area Joint Auth. of Pennsylvania Sewer RB, 5.25%, 11/01/2014, (Insd. by MBIA)	4,355,000	4,820,854
Virgin Islands Water & Power Auth. Elec. Sys. RRB:
5.25%, 07/01/2008	1,835,000	1,841,092
5.25%, 07/01/2009	1,370,000	1,381,782

		18,393,317

Total Municipal Obligations (cost $652,185,747)		663,064,939

	Shares	Value

SHORT-TERM INVESTMENTS 0.9%
MUTUAL FUND SHARES 0.9%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.38% q ø ## (cost $5,937,762)	5,937,762	5,937,762

Total Investments (cost $658,123,509) 99.1%		669,002,701
Other Assets and Liabilities 0.9%		5,985,347

Net Assets 100.0%		$674,988,048

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
‡	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

6

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)

Summary of Abbreviations

ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SFHRRB	Single Family Housing Refunding Revenue Bond

The following table shows the percent of total investments by geographic location as of December 31, 2007:

Pennsylvania	87.0%
South Carolina	2.7%
Texas	1.7%
Puerto Rico	1.6%
Virgin Islands	1.6%
Virginia	1.0%
Missouri	0.7%
Florida	0.6%
New Jersey	0.6%
Colorado	0.5%
Georgia	0.4%
Maryland	0.3%
Nevada	0.3%
Delaware	0.1%
Non-state specific	0.9%

100.0%

At December 31, 2007, the Fund had the following Floating-Rate Notes outstanding:

Floating-Rate Notes Outstanding	Interest Rate	Collateral for Floating-Rate Notes Outstanding

$1,615,000	1.68%	$3,350,511

On December 31, 2007, the aggregate cost of securities for federal income tax purposes was $658,123,509. The gross unrealized appreciation and depreciation on securities based on tax cost was $21,284,302 and $10,405,110, respectively, with a net unrealized appreciation of $10,879,192.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

7

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)

Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS 140”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

8

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust
By:
Dennis H. Ferro, Principal Executive Officer

Date: February 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro, Principal Executive Officer

Date: February 29, 2008

By:
Kasey Phillips Principal Financial Officer

Date: February 29, 2008